PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2023
Carrying value amount	$ 544,332,000		$ 565,359,000
Shandong Baoya [Member]
Carrying value amount		$ 46,753
Xiangyang Yazhi New Energy Automobile Co Ltd [Member]
Carrying value amount	24,060,000.00		28,580,000
Dezhou Yarui New Energy Automobile Co Ltd [Member]
Carrying value amount	$ 1,910,000		2,120,000
Bijie Yabei New Energy Automobile Co Ltd [Member]
Carrying value amount			$ 152,316